Finance Income and Finance Costs - Finance Income and Costs Recognized in Other Comprehensive Income or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Foreign currency translation differences for foreign operations	₩ (231,738)	₩ (90,503)	₩ 44,913
Net change in fair value of available-for-sale financial assets		(77)	(288)
Tax effect		19	214
Finance income (costs) recognized in other comprehensive income (loss) after tax	₩ (231,738)	₩ (90,561)	₩ 44,839